Quarterly Holdings Report
for
Fidelity® Emerging Asia Fund
January 31, 2023
SEA-NPRT1-0423
1.813038.118
Common Stocks - 95.5%
	Shares	Value ($)
Bermuda - 0.3%
Huanxi Media Group Ltd. (a)	19,829,015	3,062,283
Cayman Islands - 26.7%
Agora, Inc. ADR (a)	470,000	1,828,300
Akeso, Inc. (a)(b)(c)	1,373,277	8,353,878
Alibaba Group Holding Ltd. (a)	3,090,663	42,492,503
Alibaba Group Holding Ltd. sponsored ADR (a)	437,950	48,262,090
Antengene Corp. (a)(c)	3,408,163	2,246,753
Archosaur Games, Inc. (a)(c)	2,297,989	1,243,104
Bairong, Inc. (a)(c)	1,914,735	2,918,145
BC Technology Group Ltd. (a)	3,282,217	1,290,694
Bilibili, Inc. ADR (a)(b)	515,841	12,896,025
Boqii Holding Ltd. ADR (a)	143,483	261,139
Frontage Holdings Corp. (a)(c)	18,264,413	6,492,612
Innovent Biologics, Inc. (a)(c)	745,036	4,057,804
Jacobio Pharmaceuticals Group Co. Ltd. (a)(c)	311,530	255,009
Kangji Medical Holdings Ltd. (b)	1,511,945	1,793,083
KE Holdings, Inc. ADR (a)	794,433	14,569,901
Kindstar Globalgene Technology, Inc. (a)(c)	6,775,265	1,991,306
Li Auto, Inc. Class A (a)	632,217	7,735,956
Meituan Class B (a)(c)	766,946	17,145,752
Microport Cardioflow Medtech Corp. (a)(b)(c)	12,789,675	5,279,788
Ming Yuan Cloud Group Holdings Ltd.	8,612,910	8,094,759
New Horizon Health Ltd. (a)(c)	1,978,810	7,701,875
Pinduoduo, Inc. ADR (a)	281,413	27,572,846
RLX Technology, Inc. ADR (a)	746,592	1,851,548
Sea Ltd. ADR (a)	276,683	17,832,219
Smoore International Holdings Ltd. (b)(c)	2,133,176	3,215,692
Sunac China Holdings Ltd. (a)(d)	4,892,796	935,984
Tencent Holdings Ltd.	214,711	10,462,635
Trip.com Group Ltd. (a)	172,000	6,327,098
Trip.com Group Ltd. ADR (a)	115,200	4,234,752
Wuxi Biologics (Cayman), Inc. (a)(c)	1,376,544	11,494,704
Zai Lab Ltd. (a)	493,310	2,063,420
Zai Lab Ltd. ADR (a)	97,111	4,092,258
TOTAL CAYMAN ISLANDS		286,993,632
China - 16.5%
Anhui Korrun Co. Ltd. (A Shares)	1,325,261	3,310,271
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (c)	36,372	581,429
Beijing Shiji Information Technology Co. Ltd. (A Shares)	4,182,425	10,613,147
Beijing Sinohytec Co. Ltd. (A Shares)	448,280	5,659,539
BYD Co. Ltd. (H Shares)	287,000	9,088,587
DBAPPSecurity Ltd. (A Shares) (a)	74,300	2,110,220
Empyrean Technology Co. Ltd. (A Shares)	245,800	3,372,285
Estun Automation Co. Ltd.:
(A Shares)	3,303,300	12,809,467
(A Shares)	972,028	3,769,310
Glodon Co. Ltd. (A Shares)	901,600	8,748,916
Guangzhou GRG Metrology & Test Co. Ltd. (A Shares)	1,041,390	2,980,221
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	567,932	7,095,804
Guizhou Zhenhua E-Chem, Inc. (A Shares)	556,400	3,965,969
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	479,497	8,291,945
Hundsun Technologies, Inc. (A Shares)	1,175,186	8,243,098
Jiangxi Copper Co. Ltd. (A Shares)	2,234,500	6,468,345
Joinn Laboratories China Co. Ltd. (A Shares)	636,086	6,014,440
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(c)	1,296,269	1,373,224
Pharmaron Beijing Co. Ltd. (A Shares)	575,318	6,341,215
Shanghai Milkground Food Tech Co. Ltd. (A Shares) (a)	885,700	4,414,599
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,141,632	12,084,115
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	200,489	9,915,595
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	204,800	2,599,968
Sungrow Power Supply Co. Ltd. (A Shares)	736,442	14,263,319
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	2,554,181	4,984,569
Weihai Guangwei Composites Co. Ltd. (A Shares)	696,860	7,460,710
WuXi AppTec Co. Ltd. (H Shares) (c)	878,686	11,417,678
TOTAL CHINA		177,977,985
Germany - 2.1%
Delivery Hero AG (a)(c)	309,149	18,558,964
Shop Apotheke Europe NV (a)(c)	54,335	3,898,639
TOTAL GERMANY		22,457,603
Hong Kong - 2.5%
AIA Group Ltd.	1,760,374	19,905,690
Hong Kong Exchanges and Clearing Ltd.	147,632	6,640,132
TOTAL HONG KONG		26,545,822
India - 13.9%
Amber Enterprises India Ltd. (a)	79,174	1,858,030
Asian Paints Ltd.	112,967	3,780,488
Aster DM Healthcare Ltd. (a)(c)	663,051	1,728,654
Bajaj Finance Ltd.	41,901	3,035,395
Computer Age Management Services Private Ltd.	335,462	9,399,155
Delhivery Private Ltd.	450,164	1,668,102
Devyani International Ltd. (a)	1,695,512	3,217,628
Dixon Technologies India Ltd.	140,357	4,631,011
HDFC Asset Management Co. Ltd. (c)	159,960	3,711,576
HDFC Bank Ltd. (a)	264,130	5,208,767
Hindustan Aeronautics Ltd.	321,796	10,092,055
Housing Development Finance Corp. Ltd.	301,378	9,722,712
Indian Energy Exchange Ltd. (c)	1,110,458	1,892,765
Infosys Ltd.	610,820	11,529,432
Kotak Mahindra Bank Ltd.	215,960	4,594,854
Page Industries Ltd.	5,450	2,676,802
Reliance Industries Ltd.	940,884	27,199,751
Sapphire Foods India Ltd. (a)	243,156	3,884,726
Tata Consultancy Services Ltd.	177,132	7,326,426
Tata Motors Ltd. (a)	1,178,326	6,576,178
Vijaya Diagnostic Centre Pvt Ltd.	196,617	995,696
Voltas Ltd.	258,876	2,552,134
Zomato Ltd. (a)	35,465,107	21,778,099
TOTAL INDIA		149,060,436
Indonesia - 0.4%
PT Bank Central Asia Tbk	8,325,326	4,724,698
Japan - 5.5%
Demae-Can Co. Ltd. (a)(b)	862,798	2,860,617
Freee KK (a)(b)	299,927	7,920,028
Hennge K.K. (a)	279,159	2,215,683
Money Forward, Inc. (a)	548,764	20,350,071
Renesas Electronics Corp. (a)	548,600	5,642,955
SHIFT, Inc. (a)	38,785	7,238,666
Z Holdings Corp.	4,546,813	13,229,951
TOTAL JAPAN		59,457,971
Korea (South) - 6.6%
Gabia, Inc.	128,155	1,306,855
ILJIN Hysolus Co. Ltd. (a)	4,000	108,207
Kakao Pay Corp. (a)(b)	193,610	9,663,969
LG Energy Solution (a)	3,400	1,444,427
Samsung Electronics Co. Ltd.	1,112,513	55,346,932
SK Hynix, Inc.	46,680	3,372,892
TOTAL KOREA (SOUTH)		71,243,282
Mauritius - 0.9%
MakeMyTrip Ltd. (a)	338,990	9,823,930
Netherlands - 1.2%
ASML Holding NV (Netherlands)	8,015	5,303,105
NXP Semiconductors NV	39,934	7,360,236
Yandex NV Series A (a)(b)(d)	153,309	525,825
TOTAL NETHERLANDS		13,189,166
Singapore - 3.1%
DBS Group Holdings Ltd.	292,800	8,015,772
Oversea-Chinese Banking Corp. Ltd.	1,215,900	12,013,525
United Overseas Bank Ltd.	579,000	13,161,040
TOTAL SINGAPORE		33,190,337
Taiwan - 10.7%
GlobalWafers Co. Ltd.	261,000	4,575,299
MediaTek, Inc.	162,000	3,910,691
Taiwan Semiconductor Manufacturing Co. Ltd.	4,882,892	86,092,848
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	214,918	19,929,346
TOTAL TAIWAN		114,508,184
United Kingdom - 0.8%
Yunnan Botanee Bio-Technology Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/23/23 (a)(c)	179,025	3,734,127
ZWSOFT Co. Ltd. (Guangzhou) ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 10/12/23 (a)(c)	147,820	4,768,006
TOTAL UNITED KINGDOM		8,502,133
United States of America - 4.0%
ATRenew, Inc. ADR (a)(b)	176,025	491,110
Li Auto, Inc. ADR (a)(b)	475,684	11,844,532
NVIDIA Corp.	67,891	13,263,865
onsemi (a)	99,849	7,333,909
Snap, Inc. Class A (a)	795,212	9,192,651
Space Exploration Technologies Corp. Class A (a)(d)(e)	11,000	847,000
TOTAL UNITED STATES OF AMERICA		42,973,067
Vietnam - 0.3%
Vietnam Dairy Products Corp.	1,043,400	3,435,257
TOTAL COMMON STOCKS (Cost $1,035,595,395)		1,027,145,786

Preferred Stocks - 1.8%
	Shares	Value ($)
Convertible Preferred Stocks - 0.6%
China - 0.6%
ByteDance Ltd. Series E1 (a)(d)(e)	23,366	4,624,599
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	128,423	1,410,085
		6,034,684
Nonconvertible Preferred Stocks - 1.2%
China - 0.4%
ZKH Group Ltd. Series F (d)	8,603,093	4,043,454
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	205,908	9,228,659
TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,272,113
TOTAL PREFERRED STOCKS (Cost $16,281,183)		19,306,797

Money Market Funds - 6.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	30,271,947	30,278,002
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	42,243,678	42,247,903
TOTAL MONEY MARKET FUNDS (Cost $72,525,905)		72,525,905

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $1,124,402,483)	1,118,978,488
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(43,119,641)
NET ASSETS - 100.0%	1,075,858,847

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,046,053 or 12.0% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,881,684 or 0.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	2,560,310

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	1,824,011

Space Exploration Technologies Corp. Class A	2/16/21	461,989

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	180,369	78,326,137	48,228,504	146,241	-	-	30,278,002	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	32,545,160	86,992,064	77,289,321	258,187	-	-	42,247,903	0.1%
Total	32,725,529	165,318,201	125,517,825	404,428	-	-	72,525,905

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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